Investment Strategy - Schwab Select Large Cap Growth Fund	Jul. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowing for investment purposes) in large cap growth equity securities of U.S. companies. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) have a market capitalization of at least $3 billion at the time of investment; and (ii) are included in the Russell 1000® Growth Index, the fund’s comparative index. In addition, up to 20% of the fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock. The fund may, but is not required to, use derivative instruments for risk management purposes or as part of the fund’s investment strategies.

Schwab Asset Management allocates portions of the fund’s assets among subadvisers, who then manage their respective portions under the general supervision of Schwab Asset Management. In choosing the subadvisers and their allocations, Schwab Asset Management considers a number of factors, including economic trends, and its own outlook for a given investment style category that offers the greatest potential for growth, and the subadvisers’ performance in various market conditions. In addition to monitoring and coordinating the subadvisers, Schwab Asset Management also manages the cash portion of the fund. Schwab Asset Management may also directly manage portions of the fund during transitions between subadvisers.

Each subadviser uses its own securities selection process and has discretion to select portfolio securities for its allocation of the fund’s assets. At the same time, each subadviser invests with a specific investment style (e.g., U.S. large-cap growth) under the general supervision of Schwab Asset Management. Schwab Asset Management has developed parameters for each subadviser based on Schwab Asset Management’s assessment of the subadviser’s investment style and expertise. Schwab Asset Management assigns specific parameters in an attempt to capitalize on the strengths of each subadviser and to combine their investment activities in a complementary fashion.

In deciding whether an investment is tied to the U.S., each subadviser considers a number of factors including whether the investment is issued or guaranteed by the U.S. government or any of its agencies; the investment has its primary trading market in the U.S.; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in, the U.S.; the investment is included in an index representative of the U.S.; and the investment is exposed to the economic fortunes and risks of the U.S.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments,

repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) have a market capitalization of at least $3 billion at the time of investment; and (ii) are included in the Russell 1000® Growth Index, the fund’s comparative index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, any borrowing for investment purposes) in large cap growth equity securities of U.S. companies.